Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	0001110502
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000004198
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Market Cycle Fund
Trading Symbol	HSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2025, our most reliable equity market valuation measures ascended to the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

Amid these conditions, the Fund maintained a generally defensive investment stance, consistent with its long-term, full-cycle, risk-managed discipline. The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history.

For the fiscal year, the total return of the Fund was 14.69%, compared with a 15.16% total return of the benchmark S&P 500® Index. The largest peak-to-trough loss in the Fund was -8.99%, compared with an interim loss in the S&P 500® of -18.75%. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The Fund benefited from a September 2024 hedging implementation intended to vary the intensity of the Fund’s hedge positions even during extreme market conditions. The Fund also benefited from increased turnover in its stock holdings, allowing the Fund to respond to price fluctuations among individual stocks, even at unprecedented valuation extremes.

The following equity holdings achieved gains in excess of $2 million during the fiscal year ended June 30, 2025: IonQ, Ubiquiti, AST SpaceMobile, AppLovin, Corcept Therapeutics, Sezzle, GeneDx Holdings, Exelixis, InterDigital, Newmont, Centrus Energy, Foot Locker and Agnico Eagle Mines. The only equity holding with a loss in excess of $2 million during this period was NovoNordisk A/S-ADR.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Market Cycle Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,166	$10,399
Jun-2017	$7,743	$12,260
Jun-2018	$7,525	$14,023
Jun-2019	$6,920	$15,483
Jun-2020	$7,347	$16,645
Jun-2021	$8,140	$23,436
Jun-2022	$8,501	$20,948
Jun-2023	$7,775	$25,053
Jun-2024	$7,097	$31,204
Jun-2025	$8,140	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	14.69%	2.07%	-2.04%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 362,486,086
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 2,803,632
InvestmentCompanyPortfolioTurnover	470.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$362,486,086 Number of Portfolio Holdings188 Advisory Fee (net of waivers)$2,803,632 Portfolio Turnover470%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	49.9%
Common Stocks	104.8%

As of June 30, 2025, 98.9% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Real Estate	1.0%
Energy	1.2%
Industrials	2.4%
Communications	6.1%
Materials	7.5%
Consumer Discretionary	11.7%
Consumer Staples	12.7%
Financials	13.1%
Technology	21.9%
Health Care	22.4%

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
Agnico Eagle Mines Ltd.	2.0%
Newmont Corporation	1.9%
Barrick Mining Corporation	1.8%
Ubiquiti, Inc.	1.8%
Charter Communications, Inc. - Class A	1.6%
Campbell's Company (The)	1.5%
Colgate-Palmolive Company	1.3%
InterDigital, Inc.	1.2%
Check Point Software Technologies Ltd.	1.2%
Exelixis, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2024, the Fund changed its name from the Hussman Strategic Growth Fund to the Hussman Strategic Market Cycle Fund.
C000212809
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Allocation Fund
Trading Symbol	HSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2025, our most reliable equity market valuation measures ascended to the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a largely hedged investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline.

Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund increased its exposure to longer-term bonds as the year progressed, generally with an average duration of 6-8 years inside the Fund’s fixed income component. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

For the fiscal year, the total return of the Fund was 9.07%, compared with total returns of 15.16% and 6.08% for the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The largest peak-to-trough loss in the Fund was -1.70%, compared with interim losses in the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index of -18.75% and -4.87%, respectively.

The following equity holdings achieved gains in excess of $150,000 during the fiscal year ended June 30, 2025: IonQ, Ubiquiti, AST SpaceMobile, AppLovin and Corcept Therapeutics. The only equity holding with a loss in excess of $150,000 during this period was NovoNordisk A/S-ADR.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Jun-2020	$10,323	$10,579	$10,950	$10,988
Jun-2021	$12,357	$10,543	$13,554	$15,470
Jun-2022	$11,963	$9,458	$11,992	$13,828
Jun-2023	$12,210	$9,369	$13,340	$16,537
Jun-2024	$12,384	$9,616	$15,433	$20,598
Jun-2025	$13,508	$10,200	$17,296	$23,721

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	9.07%	5.52%	5.28%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	0.34%
Bloomberg US EQ:FI 60:40 Index	12.07%	9.57%	9.83%
S&P 500® Index	15.16%	16.64%	15.93%

Performance Inception Date	Aug. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,417,953
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	468.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,417,953 Number of Portfolio Holdings192 Advisory Fee (net of waivers)$0 Portfolio Turnover468%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
U.S. Treasury Obligations	23.3%
Money Market Funds	31.6%
Common Stocks	66.4%

As of June 30, 2025, 91.7% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Real Estate	1.0%
Energy	1.2%
Industrials	2.4%
Communications	6.1%
Materials	7.5%
Consumer Discretionary	11.7%
Consumer Staples	12.7%
Financials	13.1%
Technology	21.9%
Health Care	22.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 02/15/35	16.4%
U.S. Treasury Bonds, 4.750%, due 02/15/45	3.5%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.8%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.7%
Agnico Eagle Mines Ltd.	1.3%
Newmont Corporation	1.2%
Barrick Mining Corporation	1.2%
Ubiquiti, Inc.	1.2%
Charter Communications, Inc. - Class A	1.0%
Campbell's Company (The)	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000004199
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Total Return Fund
Trading Symbol	HSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2025, the relationship between yields on U.S. Treasury securities shifted, with short-term yields moving below long-term yields. Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund increased its exposure to longer-term bonds as the year progressed, generally with an average duration of 6-8 years, and an overall portfolio duration between 4-6 years.

The Fund held varying exposure in stocks of companies in the precious metals industry, ranging between 5-25% of net assets. Historically, the strongest performance of precious metals shares has typically emerged either during periods of falling interest rates, or amid quite rapid and accelerating inflation. The Fund had minor exposure to the utility and energy industries during the year. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

For the fiscal year, the total return of the Fund was 14.69%, compared with a 6.08% gain in its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund benefited from both the fixed income and equity holdings in the portfolio. The deepest peak-to-trough loss in the Fund was -2.61% compared with -4.87% for the benchmark. The Fund has outperformed its benchmark for the past 1, 3, 5, 7, and 10 years, and since inception on September 12, 2002.

The following holdings achieved gains in excess of $1 million during the fiscal year ended June 30, 2025: Newmont, Agnico Eagle Mines, AngloGold Ashanti, U.S. Treasury Notes 4.35% due 11/15/2034, Kinross Gold and Barrick Mining. There were no portfolio losses in excess of $1 million during this period.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000
Jun-2016	$11,033	$10,600
Jun-2017	$10,647	$10,567
Jun-2018	$10,627	$10,525
Jun-2019	$11,660	$11,353
Jun-2020	$13,292	$12,345
Jun-2021	$13,651	$12,304
Jun-2022	$13,086	$11,038
Jun-2023	$13,082	$10,934
Jun-2024	$13,963	$11,222
Jun-2025	$16,014	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	14.69%	3.80%	4.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 223,027,214
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 798,523
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$223,027,214 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$798,523 Portfolio Turnover270%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	1.0%
Money Market Funds	6.6%
Common Stocks	20.3%
U.S. Treasury Obligations	72.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 02/15/35	34.7%
U.S. Treasury Bonds, 4.750%, due 02/15/45	11.2%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	7.0%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	5.3%
Agnico Eagle Mines Ltd.	4.8%
Newmont Corporation	4.7%
Barrick Mining Corporation	4.5%
U.S. Treasury Notes, 2.125%, due 05/31/26	4.4%
U.S. Treasury Notes, 1.500%, due 08/15/26	4.4%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.